Note 10 - Capital Stock and Reserves - Summary of Warrant Transactions (Details)		12 Months Ended
		Mar. 31, 2026 $ / shares shares		Mar. 31, 2025 $ / shares shares		Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2026 $ / shares		Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Statement Line Items [Line Items]
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 4.94
Unit warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | (per share)				$ 4		$ 4	$ 4		$ 4	[1]
Balances, number of warrants (in shares)		341,592		341,592		0	0
Issued, number of warrants (in shares)		0		0		341,592	341,592
Exercised, number of warrants (in shares)		(334,239)		0		0	0
Cancelled, number of warrants (in shares)		(7,353)		0		0	0
Balances, number of warrants (in shares)		0		341,592		341,592	341,592	0
Issued, number of warrants (in shares)		0		0		(341,592)	(341,592)
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares									6.25		$ 6.25	$ 6.25
Balances, number of warrants (in shares)		800,000		800,000		0	0
Issued, number of warrants (in shares)		0		0		800,000	800,000
Exercised, number of warrants (in shares)		0		0		0	0
Cancelled, number of warrants (in shares)		0		0		0	0
Balances, number of warrants (in shares)		800,000		800,000		800,000	800,000	0
Issued, number of warrants (in shares)		0		0		(800,000)	(800,000)
Unit warrants expiring December 2, 2023 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares						$ 6.5	$ 6.5
Balances, number of warrants (in shares)				0		24,000	24,000
Issued, number of warrants (in shares)						0	0
Exercised, number of warrants (in shares)						0	0
Cancelled, number of warrants (in shares)						(24,000)	(24,000)
Balances, number of warrants (in shares)						0	0	24,000
Issued, number of warrants (in shares)						0	0
Agent warrants expiring March 31, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.4
Balances, number of warrants (in shares)		3,274
Issued, number of warrants (in shares)		0
Exercised, number of warrants (in shares)		0
Cancelled, number of warrants (in shares)		(3,274)
Balances, number of warrants (in shares)		0		3,274
Issued, number of warrants (in shares)		0
Agent warrants expiring July 19, 2024 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares				$ 10
Balances, number of warrants (in shares)		0		5,765
Issued, number of warrants (in shares)				0
Exercised, number of warrants (in shares)				0
Cancelled, number of warrants (in shares)	[2]			(5,765)
Balances, number of warrants (in shares)				0		5,765	5,765
Issued, number of warrants (in shares)				0
Agent warrants expiring August 19, 2024 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares						$ 10	$ 10
Balances, number of warrants (in shares)				5,765		5,765	5,765
Issued, number of warrants (in shares)						0	0
Exercised, number of warrants (in shares)						0	0
Cancelled, number of warrants (in shares)						0	0
Balances, number of warrants (in shares)						5,765	5,765	5,765
Issued, number of warrants (in shares)						0	0
Unit warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 4	[1]	$ 4
Balances, number of warrants (in shares)		247,471		0
Issued, number of warrants (in shares)		0		247,471
Exercised, number of warrants (in shares)		(247,471)		0
Cancelled, number of warrants (in shares)		0		0
Balances, number of warrants (in shares)		0		247,471		0	0
Issued, number of warrants (in shares)		0		(247,471)
Agent warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.4		$ 3.4
Balances, number of warrants (in shares)		51		0
Issued, number of warrants (in shares)		0		51
Exercised, number of warrants (in shares)		0		0
Cancelled, number of warrants (in shares)		0		0
Balances, number of warrants (in shares)		51	[3]	51		0	0
Issued, number of warrants (in shares)		0		(51)
Agent warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares				$ 3.4		$ 3.4	$ 3.4
Balances, number of warrants (in shares)		3,274		3,274		0	0
Issued, number of warrants (in shares)				0		3,274	3,274
Exercised, number of warrants (in shares)				0		0	0
Cancelled, number of warrants (in shares)				0		0	0
Balances, number of warrants (in shares)				3,274		3,274	3,274	0
Issued, number of warrants (in shares)				0		(3,274)	(3,274)
Unit warrants expiring May 6, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 2.2
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		48,784
Exercised, number of warrants (in shares)		(48,784)
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		0		0
Issued, number of warrants (in shares)		(48,784)
Agent warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 3		$ 3
Balances, number of warrants (in shares)		162,730	[4]	0
Issued, number of warrants (in shares)		0		162,730
Exercised, number of warrants (in shares)		(162,730)		0
Cancelled, number of warrants (in shares)		0		0
Balances, number of warrants (in shares)				162,730	[4]	0	0
Issued, number of warrants (in shares)		0		(162,730)
Agent warrants expiring August 21, 2028 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares									$ 6.25		$ 6.25	$ 6.25
Balances, number of warrants (in shares)		40,000		40,000		0	0
Issued, number of warrants (in shares)		0		0		40,000	40,000
Exercised, number of warrants (in shares)		0		0		0	0
Cancelled, number of warrants (in shares)		0		0		0	0
Balances, number of warrants (in shares)		40,000		40,000		40,000	40,000	0
Issued, number of warrants (in shares)		0		0		(40,000)	(40,000)
Unit Warrants expiring May 20, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 2.2
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		170,000
Exercised, number of warrants (in shares)		(150,000)
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		20,000		0
Issued, number of warrants (in shares)		(170,000)
Warrants expiring November 14, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 4		$ 4
Balances, number of warrants (in shares)		3,045,500		0
Issued, number of warrants (in shares)		0		3,045,500
Exercised, number of warrants (in shares)		(828,700)		0
Cancelled, number of warrants (in shares)		0		0
Balances, number of warrants (in shares)		2,216,800		3,045,500		0	0
Issued, number of warrants (in shares)		0		(3,045,500)
Unit warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)		4,434,563		1,141,592		24,000	24,000
Issued, number of warrants (in shares)		1,325,594		3,292,971		1,141,592	1,141,592
Exercised, number of warrants (in shares)		(1,862,258)		0		0	0
Cancelled, number of warrants (in shares)		(7,353)		0		(24,000)	(24,000)
Balances, number of warrants (in shares)		3,890,546		4,434,563		1,141,592	1,141,592	24,000
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 4.92		$ 5.58		$ 6.5
Issued, warrants, weighted average exercise price (in CAD per share) | (per share)		3.6		4			$ 5.58
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares		2.98		0		0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares		4		0		6.5	$ 6.5
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 5.04		$ 4.92		$ 5.58		$ 6.5
Weighted average remaining life (years) (Year)		1 year 3 months 14 days		2 years 14 days		3 years 8 months 1 day	3 years 8 months 1 day	8 months 1 day
Issued, number of warrants (in shares)		(1,325,594)		(3,292,971)		(1,141,592)	(1,141,592)
Agent warrants expiring March 31, 2028 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 3.4
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		98,892
Exercised, number of warrants (in shares)		0
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		98,892		0
Issued, number of warrants (in shares)		(98,892)
Agent warrants [member]
Statement Line Items [Line Items]
Balances, number of warrants (in shares)		206,055		49,039		5,765	5,765
Issued, number of warrants (in shares)		98,892		162,781		43,274	43,274
Exercised, number of warrants (in shares)		(162,730)		0		0	0
Cancelled, number of warrants (in shares)		(3,274)		(5,765)		0	0
Balances, number of warrants (in shares)		138,943		206,055		49,039	49,039	5,765
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 4.19		$ 6.5		$ 10
Issued, warrants, weighted average exercise price (in CAD per share) | (per share)		3.4		3		3.4	$ 6.25
Exercised, warrants, weighted average exercise price (in CAD per share) | $ / shares		3		0		0
Cancelled, warrants, weighted average exercise price (in CAD per share) | $ / shares		3.4		10		0	$ 0
Balances, warrants, weighted average exercise price (in CAD per share) | $ / shares		$ 8.59		$ 4.19		$ 6.5		$ 10
Weighted average remaining life (years) (Year)		2 years 1 month 9 days		1 year 11 months 15 days		2 years 11 months 8 days	2 years 11 months 8 days	1 year 1 month 17 days
Issued, number of warrants (in shares)		(98,892)		(162,781)		(43,274)	(43,274)
Unit Warrants expiring May 21, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 2.2
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		40,883
Exercised, number of warrants (in shares)		(40,883)
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		0		0
Issued, number of warrants (in shares)		(40,883)
Unit Warrants expiring May 23, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 2.2
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		19,971
Exercised, number of warrants (in shares)		(19,236)
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		735		0
Issued, number of warrants (in shares)		(19,971)
Unit Warrants expiring May 26, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 2.2
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		2,945
Exercised, number of warrants (in shares)		(2,945)
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		0		0
Issued, number of warrants (in shares)		(2,945)
Unit Warrants expiring May 27, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 2.2
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		150,000
Exercised, number of warrants (in shares)		(150,000)
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		0		0
Issued, number of warrants (in shares)		(150,000)
Unit Warrants expiring June 4, 2026 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 2.2
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		47,911
Exercised, number of warrants (in shares)		(40,000)
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		7,911		0
Issued, number of warrants (in shares)		(47,911)
Unit warrants expiring March 31, 2028 [member]
Statement Line Items [Line Items]
Warrants, exercise price (in CAD per share) | $ / shares		$ 4.4
Balances, number of warrants (in shares)		0
Issued, number of warrants (in shares)		845,100
Exercised, number of warrants (in shares)		0
Cancelled, number of warrants (in shares)		0
Balances, number of warrants (in shares)		845,100		0
Issued, number of warrants (in shares)		(845,100)

[1]	During the year ended March 31, 2026, the Company initiated a warrant incentive program whereby holders who exercised prior to June 5, 2025 were able to exercise at $1.75 and receive one common share and one additional common share purchase incentive warrant exercisable at $2.20 per common share for a period of one year from the date of issuance. During the year ended March 31, 2026, 233,023 warrants (exercise price $4.00) with an expiry date of March 13, 2026 , and 247,471 warrants (exercise price $4.00) with an expiry date of April 29, 2026, were exercised at $1.75.
[2]	5,765 agent warrants expired, resulting in an allocation of share-based reserves of $22,001 to deficit.
[3]	Expired subsequently
[4]	130,184 exercised subsequently